Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 31,441	$ 45,163
Goodwill	26,651	43,871
Total	58,092	89,034	$ 84,030
Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	7,666
Total	0	7,666	7,500
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	23,810	28,735
Total	23,810	28,735	$ 27,277
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	4,899
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	555	69
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	7,076	3,794
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	190,963	208,327
Goodwill	26,651	43,871
Total	217,614	252,198
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	7,607	7,666
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	23,810	28,735
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	37,877	42,528
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	44,059	54,065
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	24,269	21,992
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(159,522)	(163,164)
Goodwill	0	0
Total	(159,522)	(163,164)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(7,607)	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(37,877)	(37,629)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(43,504)	(53,996)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (17,193)	$ (18,198)